Summary of share capital (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares
IfrsStatementLineItems [Line Items]
Balance	$ 21,035	$ 27,855	$ 23,823	$ 32,289	$ 21,936
Balance	$ 13,161		$ 21,035	$ 27,855	$ 23,823	$ 32,289
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares | shares	1,847,593	1,847,593	1,846,177	1,846,177	1,833,260	1,833,260
Balance | $	$ 13,517		$ 13,496		$ 13,389
Exercised | shares			1,416	1,416	12,917	12,917
Stock options exercised, value | $			$ 21		$ 107
Deemed issuance of shares to Aeterna shareholders, shares | shares	1,213,967	1,213,967
Deemed issuance of shares to Aeterna shareholders, Amount | $	$ 8,485
Granted | shares	79,061	79,061
Granted, Amount | $	$ 484
Balance, shares | shares	3,140,621	3,140,621	1,847,593	1,847,593	1,846,177	1,846,177
Balance | $	$ 22,486		$ 13,517		$ 13,496